UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22475

NB Private Markets Fund II (TI) LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street, 49th Floor

Dallas, TX 75201

 (Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

 Neuberger Berman Investment Advisers LLC

53 State Street

 Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (212) 476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

NB Private Markets fund II (TI) LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2020

NB Private Markets Fund II (TI) LLC
For the six months ended September 30, 2020
Index	Page No.

NB Private Markets Fund II (TI) LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2020 (Unaudited)

Assets

Investment in the Company, at fair value	$46,396,307
Cash and cash equivalents	776,488
Interest Receivable	5

Total Assets	$47,172,800

Liabilities

Management fee payable	$54,573
Administration service fee payable	7,875
Due to Affiliate	5,002
Professional fee payable	4,350
Other payables	1,339

Total Liabilities	$73,139

Commitments and contingencies (see Note 4)

Members’ Equity - Net Assets	$47,099,661

Units of Membership Interests outstanding (unlimited units authorized)	47,212.61
Net Asset Value Per Unit	$997.61

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these financial statements.

1

NB Private Markets Fund II (TI) LLC

Statement of Operations

For the six months ended September 30, 2020 (Unaudited)

Net Investment Loss Allocated from the Company:

Interest income	$777
Expenses	(296,223)

Total Net Investment Loss Allocated from the Company	(295,446)

Fund Income:
Interest income	74

Total Fund Income	74

Fund Expenses:

Management fee	105,201
Administration service fees	15,750
Professional fees	4,350
Other expenses	7,756

Total Fund Expenses	133,057

Net Investment Loss	(428,429)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)

Net realized gain on investment in the Company	1,284,661
Net change in unrealized appreciation on investment in the Company	7,135,851

Net Realized and Change in Unrealized Gain on Investment in the Company	8,420,512

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$7,992,083

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these financial statements.

2

NB Private Markets Fund II (TI) LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2020 (Audited)

	Members’ Equity	Investment Adviser	Total
Members’ committed equity	$60,247,475	$-	$60,247,475

Members’ equity at April 1, 2019	$50,087,797	$947,685	$51,035,482
Distributions to Members	(9,488,977)	-	(9,488,977)
Net investment loss	(928,983)	-	(928,983)
Net realized gain on investment in the Company	6,410,275	-	6,410,275
Net change in unrealized appreciation on investment in the Company	(6,414,032)	-	(6,414,032)
Net change in incentive carried interest	46,637	(46,637)	-
Members’ equity at March 31, 2020	$39,712,717	$901,048	$40,613,765

For the six months ended September 30, 2020 (Unaudited)

	Members’ Equity	Investment Adviser	Total
Members’ committed equity	$60,247,475	$-	$60,247,475

Members’ equity at April 1, 2020	$39,712,717	$901,048	$40,613,765
Distributions to Members	(1,506,187)	-	(1,506,187)
Net investment loss	(428,429)	-	(428,429)
Net realized gain on investment in the Company	1,284,661	-	1,284,661
Net change in unrealized appreciation on investment in the Company	7,135,851	-	7,135,851
Net change in incentive carried interest	(399,604)	399,604	-
Members’ equity at September 30, 2020	$45,799,009	$1,300,652	$47,099,661

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these financial statements.

3

NB Private Markets Fund II (TI) LLC

Statement of Cash Flows

For the six months ended September 30, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$7,992,083
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Distributions from the Company	2,108,662
Change in fair value of investment in the Company	(8,125,066)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	190
Increase (decrease) in management fee payable	(4,650)
Increase (decrease) in due to Affiliate	5,002
Increase (decrease) in audit fee payable	(4,350)
Increase (decrease) in other payables	(215)

Net cash provided by (used in) operating activities	1,971,656

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(1,506,187)

Net cash provided by (used in) financing activities	(1,506,187)

Net change in cash and cash equivalents	465,469
Cash and cash equivalents at beginning of period	311,019

Cash and cash equivalents at end of period	$776,488

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these financial statements.

4

NB Private Markets Fund II (TI) LLC

Financial Highlights

	For the six months ended September 30, 2020 (Unaudited)	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$860.23	$1,080.97	$1,123.54	$1,070.56	$997.02	$941.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(9.07)	(19.68)	(20.78)	(21.89)	(23.71)	(25.90)
Net realized and change in unrealized gain on investment in the Company	178.35	(0.08)	140.91	180.15	97.25	81.85
Net increase (decrease) in net assets resulting from operations	169.28	(19.76)	120.13	158.26	73.54	55.95

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(31.90)	(200.98)	(162.70)	(105.28)	-	-
NET ASSET VALUE, END OF PERIOD	$997.61	$860.23	$1,080.97	$1,123.54	$1,070.56	$997.02
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	19.68%	(2.97)%	11.00%	15.02%	7.38%	5.94%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$47,100	$40,614	$51,035	$53,045	$50,544	$45,264
Ratios to average Members’ Equity - Net Assets: (4) (5)
Expenses excluding incentive carried interest	2.08%	2.05%	1.99%	2.05%	2.34%	2.73%
Net change in incentive carried interest	0.98%	(0.10)%	0.54%	0.72%	0.31%	0.03%
Expenses including incentive carried interest	3.06%	1.95%	2.53%	2.77%	2.65%	2.76%
Net investment loss excluding incentive carried interest	(2.08)%	(1.91)%	(1.87)%	(1.99)%	(2.33)%	(2.73)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (6)	10.91%	9.51%	11.04%	10.97%	9.91%	10.78%
Internal Rate of Return after incentive carried interest (6)	10.62%	9.27%	10.75%	10.71%	9.74%	10.67%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TI Fund during the period and assumes distributions, if any, were reinvested. The TI Fund’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the TI Fund taken as a whole. The total return does not reflect the impact of incentive carried interest; refer to the Internal Rates of Return for the impact of incentive carried interest.
(4)	Ratios include expenses allocated from the Company.
(5)	For the six months ended September 30, 2020, the ratios are annualized.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets before and after incentive carried interest at the end of the period as of each measurement date.

The accompanying notes and attached financial statements of NB Private Markets Fund II (Master) LLC are an integral part of these financial statements.

5

NB Private Markets Fund II (TI) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

1. Organization

NB Private Markets Fund II (TI) LLC (the “TI Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited liability company on September 8, 2010. The TI Fund commenced operations on August 10, 2011. The duration of the TI Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the TI Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TI Fund may be extended by consent of majority-in-interest of its Members as defined in the TI Fund’s limited liability company agreement (the “LLC Agreement”).

The TI Fund’s investment objective is to provide attractive long-term returns. The TI Fund pursues its investment objective by investing substantially all of its assets in NB Private Markets Fund II (Master) LLC (the “Company”). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the “Portfolio Funds”). Neither the Company, the TI Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TI Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company’s Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund’s financial statements. The percentage of the Company’s members’ contributed capital owned by the TI Fund at September 30, 2020 was approximately 40.18%.

The Board has overall responsibility to manage and supervise the operation of the TI Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

2. Significant Accounting Policies

The TI Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

A. Basis of Accounting

The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TI Fund are maintained in U.S. dollars.

6

NB Private Markets Fund II (TI) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TI Fund’s investment in the Company reflects the TI Fund’s proportionate interest in the total members’ contributed capital of the Company at September 30, 2020. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TI Fund's custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2020, the TI Fund held $776,488 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The TI Fund records its share of the Company’s investment income, expenses, and realized and unrealized gains and losses in proportion to the TI Fund’s aggregate commitment to the Company. The Company’s income and expense recognition policies are discussed in Note 2 of the Company’s financial statements, attached to these financial statements.

F. Income Taxes

The TI Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The TI Fund has a tax year end of December 31.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

7

NB Private Markets Fund II (TI) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The cost of the TI Fund’s investment in the Company for federal income tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company. As of September 30, 2020, the TI Fund had not received information to determine the tax cost of the Company. Based on the amounts reported to the TI Fund on Schedule K-1 as of December 31, 2019, and after adjustment for purchases and sales between December 31, 2019 and September 30, 2020, the estimated cost of the TI Fund’s investment in the Company at September 30, 2020, for federal income tax purposes aggregated $23,529,957. The net and gross unrealized appreciation for federal income tax purposes on the TI Fund's investment in the Company was estimated to be $22,866,350.

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). Financial Accounting Standards Board (“FASB”) ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the TI Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TI Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements for the six months ended September 30, 2020. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2020, the TI Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TI Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The Fund bears its own expenses and indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Management Fees (as defined herein); Independent Managers’ fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

8

NB Private Markets Fund II (TI) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

3. Advisory Fee, Management Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Registered Investment Adviser, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2020, the Company incurred Advisory Fees, as per the income statement totaling $517,845, of which $208,067 was allocated to the TI Fund.

In consideration for the services provided under the Management Agreement, the TI Fund pays the Registered Investment Adviser a management fee (the “Management Fee”) quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Underlying Commitments attributable to the TI Fund (based on the TI Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the TI Fund. For the six months ended September 30, 2020, the TI Fund incurred Management Fees totaling $105,201.

The Registered Investment Adviser has voluntarily reduced its Advisory Fee and/or Management Fee to the extent necessary to ensure that the combined Advisory Fee and Management Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the TI Fund. Any such fee reduction will not, however, impact the Registered Investment Adviser’s right to receive Incentive Carried Interest, if any.

Certain general and administrative expenses, such as occupancy and personnel costs, are borne by the Registered Investment Adviser and are not reflected in these financial statements.

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the TI Fund. In consideration for these services, the TI Fund pays the Administrator a fixed fee of $7,875 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TI Fund. For the six months ended September 30, 2020, the TI Fund incurred administration service fees totaling $15,750.

9

NB Private Markets Fund II (TI) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The Board consists of six managers, each of whom is not an “interested person” of the TI Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2020, the Company incurred $87,500 in Independent Managers’ fees, of which $35,157 was allocated to the TI Fund.

As of September 30, 2020, two persons had ownership of approximately 41.50% and 5.31% of the TI Fund’s total commitments and are treated as “affiliated persons”, as defined in the Investment Company Act (the “Affiliated Persons”). The affiliation between the Affiliated Persons and the TI Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2020, capital commitments from Members totaled $60,247,475. Capital contributions received by the TI Fund with regard to satisfying Member commitments totaled $41,570,758, which represents approximately 69% of committed capital at September 30, 2020.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2020, the TI Fund did not issue any units.

The net profits or net losses of the TI Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions as outlined below.

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2020, the TI Fund had distributed $29,671,881, of which $4,819,798 is recallable. Distributions from the TI Fund are made in the following priority:

(a) First, to Members of the TI Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 95% - 5% split between the Members and the Registered Investment Adviser, respectively.

Incentive Carried Interest is accrued based on the net asset value (“NAV”) of the TI Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Registered Investment Adviser in the period in which it occurs. As of September 30, 2020, the accrued and unpaid Incentive Carried Interest was $1,300,652.

10

NB Private Markets Fund II (TI) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

5. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and therefore cannot be determined; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TI Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

11

NB Private Markets Fund II (TI) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

7. Other Matters

Neuberger Berman is monitoring the ongoing developments related to COVID-19 (Novel Coronavirus) with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations.

Neuberger Berman currently has not experienced an adverse impact on its operating model, but acknowledges it is too difficult to predict the full extent of the current COVID-19 outbreak. Neuberger Berman will continue to watch the effectiveness of efforts to contain the spread of the COVID-10 virus and the potential long-term implications on the global economy and will continue to monitor and adapt as necessary the firm’s operations and processes to effectively manage portfolios.

8. Subsequent Events

The TI Fund has evaluated all events subsequent to September 30, 2020, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

12

NB Private Markets Fund II (TI) LLC

Supplemental Information (Unaudited)

September 30, 2020

Proxy Voting and Portfolio Holdings

A description of the TI Fund’s policies and procedures used to determine how to vote proxies relating to the TI Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Fund did not receive any proxy solicitations during the six months ended September 30, 2020.

The TI Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each year on Form N-PORT. The TI Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

13

NB Private Markets Fund II (Master) LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2020

NB Private Markets Fund II (Master) LLC

For the six months ended September 30, 2020

Index	Page No.

NB Private Markets Fund II (Master) LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2020 (Unaudited)

Assets

Investments, at fair value (cost of $64,128,916)	$107,025,277
Cash and cash equivalents	5,739,804
Due from Portfolio Fund	2,844,092
Prepaid insurance	24,275
Interest receivable	31
Other receivable	1,118

Total Assets	$115,634,597

Liabilities

Deferred contingent fee payable	$599,578
Advisory fee payable	268,928
Professional fees payable	52,089
Due to Affiliate	50,440
Administration service fees payable	29,254
Other payables	955

Total Liabilities	$1,001,244

Commitments and contingencies (See Note 5)

Members’ Equity - Net Assets	$114,633,353

Units of Membership Interests outstanding (unlimited units authorized)	66,271.05
Net Asset Value Per Unit	$1,729.77

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Schedule of Investments

September 30, 2020 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Buyout/Growth (49.69%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 2/2018	North America	$4,104,961	$6,598,497
Apax US VII, L.P.	Secondary	12/2011 - 11/2013	North America	681,151	419,968
Apax VIII - B, L.P.	Primary	6/2013 - 6/2020	Europe	1,131,045	3,097,440
BC European Capital IX	Primary	3/2012 - 9/2020	Europe	956,920	2,170,121
FTV IV, L.P.	Primary	12/2012 - 8/2020	North America	3,913,195	10,990,883
Green Equity Investors VI, L.P.	Primary	11/2012 - 7/2020	North America	6,409,947	10,148,574
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 3/2020	North America	3,663,712	5,470,757
HgCapital 7 C, L.P.	Primary	12/2013 - 9/2020	Europe	743,895	5,398,986
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 6/2020	North America	1,799,143	2,900,477
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 9/2020	North America	1,869,038	1,641,782
SPC Partners V, L.P.	Primary	7/2012 - 9/2020	North America	7,307,739	7,562,301
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 11/2019	North America	549,564	4,905
Vision Capital Partners VII, L.P.	Secondary	7/2012 - 6/2020	Europe	1,275,480	560,718
				34,405,790	56,965,409
Special Situations (6.06%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016	North America	2,173,613	1,856,226
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 4/2017	North America	1,856,671	323,474
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 6/2020	North America	5,783,988	3,566,503
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015	Europe	2,365,411	1,208,631
				12,179,683	6,954,834
Venture Capital (37.61%)
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 12/2016	North America	1,161,603	1,601,396
Battery Ventures X, L.P.	Primary	6/2013 - 3/2019	North America	1,874,931	2,828,713
DFJ Growth 2013, L.P.	Primary	7/2013 - 4/2020	North America	5,133,844	16,879,364
Intersouth Partners V, L.P.	Secondary	3/2012	North America	115,733	2,623
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2016	North America	742,883	359,729
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	526,056	307,259
InterWest Partners X, L.P.	Secondary	12/2011 - 10/2018	North America	954,224	1,922,226
Lightspeed China Partners I, L.P.	Primary	5/2012 - 9/2020	North America	642,537	6,017,951
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 3/2019	North America	1,774,805	4,648,967
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	137,319	28,761
Trinity Ventures XI, L.P.	Primary	4/2013 - 8/2020	North America	4,479,508	8,508,045
				17,543,443	43,105,034

Total Investments in Portfolio Funds (cost $64,128,916) (93.36%)					107,025,277
Other Assets & Liabilities (Net) (6.64%)					7,608,076
Members’ Equity - Net Assets (100.00%)					$114,633,353

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at September 30, 2020 aggregated $64,128,916. Total fair value of illiquid and restricted securities at September 30, 2020 was $107,025,277 or 93.36% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

NB Private Markets Fund II (Master) LLC

Statement of Operations

For the six months ended September 30, 2020

Investment Income:

Interest income	$1,934

Total Investment Income	1,934

Operating Expenses:

Advisory fees	517,845
Independent Managers’ fees	87,500
Administration service fees	55,972
Professional fees	52,090
Insurance fees	17,031
Other expenses	6,821

Total Operating Expenses	737,259

Net Investment Loss	(735,325)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	3,197,339
Net change in unrealized appreciation on investments	17,760,127

Net Realized and Change in Unrealized Gain on Investments	20,957,466

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$20,222,141

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2020 (Audited)

Members’ Equity
Members’ committed equity	$149,947,465

Members’ equity at April 1, 2019	$125,690,906
Capital distributions	(24,279,083)
Net investment loss	(1,561,949)
Net realized gain on investments	15,954,269
Net change in unrealized appreciation on investments	(15,963,620)
Members’ equity at March 31, 2020	$99,840,523

For the six months ended September 30, 2020 (Unaudited)

Members’ Equity
Members’ committed equity	$149,947,465

Members’ equity at April 1, 2020	$99,840,523
Capital distributions	(5,429,311)
Net investment loss	(735,325)
Net realized gain on investments	3,197,339
Net change in unrealized appreciation on investments	17,760,127
Members’ equity at September 30, 2020	$114,633,353

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Statement of Cash Flows
For the six months ended September 30, 2020

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$20,222,141
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Contributions to investments in Portfolio Funds	(1,777,547)
Proceeds received from investments	5,506,868
Net realized gain on investments	(3,197,339)
Net change in unrealized appreciation on investments	(17,760,127)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(10,920)
(Increase) decrease in interest receivable	4,064
(Increase) decrease in other receivable	3,495
Increase (decrease) in advisory fee payable	(23,268)
Increase (decrease) in deferred contingent fee payable	579,848
Increase (decrease) in professional fees payable	(811)
Increase (decrease) in due to Affiliate	50,440
Increase (decrease) in administrative service fees payable	(76)
Increase (decrease) in other payables	(933)

Net cash provided by (used in) operating activities	3,595,835

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(5,429,311)

Net cash provided by financing activities	(5,429,311)

Net change in cash and cash equivalents	(1,833,476)
Cash and cash equivalents at beginning of period	7,573,280

Cash and cash equivalents at end of period	$5,739,804

Noncash activities
Receipt of in-kind distributions of securities from
Portfolio Funds, at fair value on the date of distribution	$204,269

Distributions totaling $181,150 were made to the TE Fund for taxes paid and/or accrued on behalf of the TE Fund.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC Financial Highlights

	For the six months ended September 30, 2020 (Unaudited)	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,506.55	$1,896.62	$1,978.16	$1,886.07	$1,741.95	$1,630.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(11.10)	(23.57)	(25.43)	(26.53)	(27.99)	(31.12)
Net realized and change in unrealized gain on investments	316.24	(0.14)	249.85	319.43	173.03	143.79
Net increase in net assets resulting from operations	305.14	(23.71)	224.42	292.90	145.04	112.67

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(81.93)	(366.36)	(305.96)	(200.81)	(0.92)	(1.18)
NET ASSET VALUE, END OF PERIOD	$1,729.77	$1,506.55	$1,896.62	$1,978.16	$1,886.07	$1,741.95
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	20.25%	(2.40%)	11.72%	15.82%	8.32%	6.91%

RATIOS AND SUPPLEMENTAL DATA:
Members’ Equity - Net Assets, end of period in thousands (000's)	$114,633	$99,841	$125,691	$131,094	$124,992	$111,350
Ratios to average Members’ Equity - Net Assets: (4), (5)
Expenses	1.42%	1.43%	1.41%	1.42%	1.58%	1.88%
Net investment loss	(1.41%)	(1.31%)	(1.30%)	(1.37%)	(1.57%)	(1.88%)
Portfolio Turnover Rate (6)	1.83%	3.63%	3.09%	5.05%	15.70%	13.62%

INTERNAL RATE OF RETURN:
Internal Rate of Return (7)	12.51%	11.12%	12.79%	12.89%	12.07%	13.44%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the year and assumes distributions, if any, were reinvested. The Company’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole.
(4)	Ratios do not reflect the Company’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2020, the ratios are annualized.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

1. Organization

NB Private Markets Fund II (Master) LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010. The Company commenced operations on August 10, 2011. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively, the "Portfolio Funds"). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Private Markets Fund II (TI) LLC (the “TI Fund”) and NB Private Markets Fund II (TE) LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and NB Private Markets Fund II (Offshore) LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders’ capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2020, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 40.18% and 59.82%, respectively, with a NB affiliate’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being insignificant.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”), permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of September 30, 2020, investments valued using the practical expedient with a fair value of $107,025,277 are excluded from the fair value hierarchy.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2020 is one to five years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2020, the Company held $5,739,804 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), and the Company’s change in net unrealized appreciation/(depreciation) and the Company’s share of net investment loss based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Company entered into an agreement with a third party seller of underlying Portfolio Funds to purchase their interests in those Portfolio Funds.  Based on the agreement, the third party seller is due to receive a payment if those underlying Portfolio Funds outperform a specific hurdle rate, up to a maximum payment of $599,578.  As of September 30, 2020, the total deferred contingent fee payable was $599,578.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of the dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2020, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2019, and after adjustment for purchases and sales between December 31, 2019 and September 30, 2020, the estimated cost of the Portfolio Funds at September 30, 2020, for federal income tax purposes aggregated $52,654,704. The net unrealized appreciation for federal income tax purposes was estimated to be $54,370,573. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $57,418,943 and $3,048,370, respectively.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10 Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company's tax positions for the current tax year and has concluded that no provision for taxes is required in the Company's financial statements for the six months ended September 30, 2020. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2020, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board, which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2020, the Company incurred Advisory Fees totaling $517,845.

The Registered Investment Adviser has voluntarily reduced its Advisory Fee to the extent necessary to ensure that the Advisory Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the Company. Any such fee reduction will not, however, impact the Registered Investment Adviser’s right to receive incentive carried interest, if any.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Company. For the six months ended September 30, 2020, the Company incurred administration service fees totaling $55,972.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2020, the Company incurred $87,500 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2020, capital commitments from Members totaled $149,947,465. Capital contributions received by the Company with regard to satisfying Member commitments totaled $83,295,817, which represents 55.6% of committed capital at September 30, 2020.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2020 the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the LLC Agreement.

Distributions will be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2020, the Company had distributed $63,519,668 to the Feeder Funds.

5. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2020, the Company had total capital commitments of $138,366,299 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $8,743,093 as listed below:

Portfolio Funds:	Unfunded Commitment
Buyout/Growth	$6,331,871
Special Situations	1,519,107
Venture Capital	892,115
Total	$8,743,093

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

DFJ Growth 2013, L.P. represents 14.72% of Members’ Equity – Net Assets of the Company as of September 30, 2020. The objective of DFJ Growth 2013, L.P. is making venture capital investments, both domestically and globally.

FTV IV, L.P. represents 9.59% of Members’ Equity – Net Assets of the Company as of September 30, 2020.  The objective of FTV IV, L.P. is investing primarily in privately held companies that offer solutions to the global financial services industry focusing on business services and software.

Green Equity Investors VI, L.P. represents 8.85% of Members’ Equity – Net Assets of the Company as of September 30, 2020. The objective of Green Equity Investors VI, L.P. is long-term equity appreciation, principally through equity and equity-related investments in established businesses acquired in management buyouts or other transactions generally on a leveraged basis.

Trinity Ventures XI, L.P. represents 7.42% of Members’ Equity – Net Assets of the Company as of September 30, 2020. The objective of Trinity Ventures XI, L.P. is to provide select investors with the opportunity to realize long-term appreciation, generally from venture capital investments.

SPC Partners V, L.P. represents 6.60% of Members’ Equity – Net Assets of the Company as of September 30, 2020. SPC Partners V, L.P. will target superior returns through long-term appreciation of primarily equity and equity-related investments.

Advent International GPE VII-B, L.P. represents 5.76% of Members’ Equity – Net Assets of the Company as of September 30, 2020. The objective of Advent International GPE VII-B, L.P. is to provide risk capital for and make investments in, development stage and other small and medium sized businesses primarily in Europe and North America.

Lightspeed China Partners I, L.P. represents 5.25% of Members’ Equity – Net Assets of the Company as of September 30, 2020. The objective of Lightspeed China Partners I, L.P. is realizing capital appreciation through investments in securities (whether debt, equity or any combination thereof) issued primarily in early stage and/or expansion stage companies in China.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be determined; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner, if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

NB Private Markets Fund II (Master) LLC

Notes to the Financial Statements

September 30, 2020 (Unaudited)

9. Other Matters

Neuberger Berman is monitoring the ongoing developments related to COVID-19 (Novel Coronavirus) with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations.

Neuberger Berman currently has not experienced an adverse impact on its operating model, but acknowledges it is too difficult to predict the full extent of the current COVID-19 outbreak. Neuberger Berman will continue to watch the effectiveness of efforts to contain the spread of the COVID-19 virus and the potential long-term implications on the global economy and will continue to monitor and adapt as necessary the firm’s operations and processes to effectively manage portfolios.

10. Subsequent Events

The Company has evaluated all events subsequent to September 30, 2020, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Private Markets Fund II (Master) LLC

Supplemental Information

September 30, 2020 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the period ended September 30, 2020.

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each year on Form N-PORT. The Company’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Private Markets Fund II (Master) LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2020 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Managers (the "Board") of NB Private Markets Fund II (Master) LLC (the "Master Fund") considered the approval of the Investment Advisory Agreement between the Master Fund and Neuberger Berman Investment Advisers LLC ("NBIA"), the Management Agreements between each of NB Private Markets Fund II (TI) LLC and NB Private Markets Fund II (TE) LLC (together, the "Feeder Funds") and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NB Alternatives Advisers LLC ("NBAA" and, together with NBIA, "Neuberger Berman"), at a meeting held on July 28, 2020 (the "Meeting"). The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement, Management Agreements and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of the investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the fees payable by each Feeder Fund to NBIA under Management Agreements between each Feeder Fund and NBIA. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that Advisory Fee and Sub-Advisory Fee were reasonable.

NB Private Markets Fund II (Master) LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2020 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meeting, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2020.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2020.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Private Markets Fund II (TI) LLC

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

Date: December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Bowden

James Bowden

Chief Executive Officer and President

(Principal Executive Officer)

Date: December 7, 2020

By: /s/ Mark Bonner

Mark Bonner

Treasurer

(Principal Financial Officer)

Date: December 7, 2020